CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 18,232,130	$ 24,669,133
Restricted cash	199,079	3,264,145
Short-term investments	50,044	50,028
Accounts receivable, net of allowance for doubtful accounts of US$1,161,955 and US$1,168,516 as of December 31, 2020 and 2021, respectively	21,483,102	28,127,346
Prepaid expenses and other current assets	10,864,280	12,073,226
Total current assets	50,828,635	68,183,878
Long-term restricted cash		21,689,436
Property and equipment, net	3,088,209	5,393,742
Intangible assets, net	248,966	396,495
Operating lease right-of-use assets	1,171,285
Long-term investments	313,691	306,518
Other non-current assets	780,380	932,311
TOTAL ASSETS	56,431,166	96,902,380
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accounts payable	27,760,127	76,125,973
Short-term borrowings	9,097,040	10,958,022
Accrued salary and benefits	4,602,304	9,143,476
Operating lease liabilities, current	809,610
Accrued expenses and other current liabilities	8,062,975	10,686,518
Convertible notes	9,175,892
Derivative liabilities	553,707
Deferred revenue	1,943,168	3,331,511
Total current liabilities	62,004,823	110,245,500
Other non-current liabilities	323,305	459,435
Operating lease liabilities, non-current	103,157
TOTAL LIABILITIES	62,431,285	110,704,935
Commitments and contingencies
Shareholders' deficit:
Treasury shares (44,511,050 and nil shares as of December 31, 2020 and 2021, respectively)		(4,672,334)
Additional paid-in capital	210,718,835	193,918,852
Accumulated deficit	(214,842,438)	(200,965,075)
Accumulated other comprehensive loss	(1,912,896)	(2,114,916)
Total shareholders' deficit	(6,000,119)	(13,802,555)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	56,431,166	96,902,380
Class A
Shareholders' deficit:
Ordinary shares	33,918	28,456
Class B
Shareholders' deficit:
Ordinary shares	$ 2,462	$ 2,462